SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

8.    SHORT-TERM INVESTMENTS

December 31,
2017
RMB
AFS investments
-Wealth management products and trust plans	863,766
-Private equity funds	185,279
Reverse repurchase agreements	162,961

Total	1,212,006

	December 31,
	2018	2018
	RMB	(Note2) USD
		Unaudited
Equity securities
-Listed equity securities	635,017	92,359
-Wealth management products	149,844	21,794
-Private equity funds	157,476	22,904
-Others	3,073	447
Reverse repurchase agreements	533,699	77,623
Total	1,479,109	215,127

Listed equity securities include listed stocks, funds and tradable convertible bonds. All of which have readily determinable fair values and are measured at fair value with change recognized in trading gains/(losses).

Wealth management products issued by banks mainly invest in money market and fixed income products, including government bonds, treasury bills, and other fixed income investments. Wealth management products can be redeemed upon demand.

Private equity funds are funds managed by licensed asset management companies, which do not have a readily determinable fair value, and are measured at fair value using the net asset value per share (or its equivalent) practical expedient in accordance with ASC 820-10-35-59. The underlying investments include fixed income products, commodity contracts, derivatives and other investments.

Reverse repurchase agreements represent reverse repurchase of Chinese government bond that has an original maturity date of less than one month, which is recorded at amortized cost.

Other equity securities represent a non-interest bearing and non-secured corporate debenture which is only redeemable at the sole and absolute discretion of the issuer. The Group is not entitled to demand or call in or compel repayment of this corporate debenture. It is classified as an equity security without readily determinable fair value that does not qualify for the practical expedient to estimate fair value in accordance with ASC 820-10-35-59. No impairment or upward or downward adjustments is recorded as at December 31, 2018.

		Gross
		unrealized
	Aggregate	holding gains/
At December 31, 2018	cost basis	(losses)	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited

Listed equity securities	656,154	(21,137)	635,017	92,359
Wealth management products	149,538	306	149,844	21,794
Private equity funds	148,100	9,376	157,476	22,904
Total	953,792	(11,455)	942,337	137,057

		Gross
	Aggregate	unrealized	Aggregate
At December 31, 2017	cost basis	holding losses	fair value
	RMB	RMB	RMB

Available-for-sale investments	1,050,160	(1,115)	1,049,045
Total	1,050,160	(1,115)	1,049,045